Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Significant Accounting Policies

1. Significant Accounting Policies

Description of Business

BrightSpring Health Services, Inc. and its subsidiaries (“BrightSpring,” the “Company,” “we,” “us,” or “our”) is a leading home and community-based healthcare services platform, focused on delivering complementary pharmacy and provider services to complex patients. Our platform delivers clinical services and pharmacy solutions across Medicare, Medicaid, and commercially-insured populations.

On December 7, 2017, affiliates of Kohlberg Kravis Roberts & Co. L.P. (“KKR”) and Walgreens Boots Alliance, Inc. (“WBA”) purchased PharMerica Corporation (“PharMerica”) and on March 5, 2019, expanded with the acquisition of BrightSpring Health Holdings Corp. (“BrightSpring Corp. Acquisition”). The surviving entity was renamed BrightSpring Health Services, Inc.

BrightSpring Health Services, Inc. completed its initial public offering (“IPO”) of 53,333,334 shares of its common stock at a price of $13.00 per share and its concurrent offering of 8,000,000 6.75% tangible equity units (“TEUs”) with a stated amount of $50.00 per unit in January 2024 (collectively, “the IPO Offerings”). The net proceeds from the IPO Offerings amounted to $656.5 million and $389.0 million for the common stock and TEUs, respectively, after deducting underwriting discounts, commissions, and offering-related expenses. The common stock and TEUs began trading on the Nasdaq Global Select Market on January 26, 2024 under the ticker symbols “BTSG” and “BTSGU,” respectively. BrightSpring Health Services, Inc. used a portion of the net proceeds received from the IPO Offerings to repay certain indebtedness (see Note 6) and pay termination fees in connection with the termination of our monitoring agreement with KKR and WBA (the “Monitoring Agreement”) (see Note 17). The remaining proceeds were retained for general corporate purposes.

On January 17, 2025, the Company entered into a purchase agreement to divest its community living services, home and community based waiver programs, and intermediate care facilities (the “Community Living business”). The transaction is subject to customary closing conditions and certain other antitrust laws and is expected to close in 2025.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of BrightSpring Health Services, Inc. and its subsidiaries. The Company consolidates its majority-owned and controlled entities, including variable interest entities (“VIEs”) for which the Company is the primary beneficiary. All intercompany balances and transactions have been eliminated.

We record a noncontrolling interest for the allocable portion of income or loss and comprehensive income or loss to which the noncontrolling interest holders are entitled based upon their ownership share of the affiliate. The Company determined noncontrolling interests for certain of these VIEs to be redeemable noncontrolling interests, which are presented on the consolidated balance sheets as redeemable noncontrolling interests (see Note 16).

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

As a result of the Company's plan to divest the Community Living business, discussed further in Note 2, the Community Living business met the criteria to be reported as discontinued operations and held for sale. The Company has retrospectively revised and recast the historical results of the Community Living business, including the results of operations, cash flows, and related assets and liabilities, as discontinued operations and held for sale for all periods presented herein. Unless otherwise noted, all activities and amounts reported in the accompanying notes to the consolidated financial statements relate to the continuing operations of the Company and exclude activities and amounts related to the Community Living business.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts and related disclosures. We rely on historical experience and on various other assumptions that we believe to be reasonable under the circumstances to make judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Significant estimates are involved in the valuation of accounts receivable, inventory, long-lived assets, intangible assets, derivatives, contingent consideration, taxes, insurance reserves, share-based compensation, and goodwill. Actual amounts may differ from these estimates.

Revenue Recognition

The Company recognizes the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. For transactions involving the transfer of goods, revenues are primarily recognized when the customer obtains control of the products sold, which is generally upon shipment or delivery, depending on the delivery terms specified in the sales agreement. For transactions exclusively involving provision of services, revenues are recognized over time based on an appropriate measure of progress. Additionally, where we are required to collect sales taxes from our customers, revenue is recognized net of any taxes collected, and the sales tax amounts are recorded as a liability until remitted to the governmental taxing authorities. The Company’s revenue recognition policy by reportable segment is as follows:

Provider Services

Provider Services revenues are generated from providing care services directly to consumers under contracts with state, local and other governmental agencies, as well as commercial insurance companies, long-term care insurance policies, private pay customers, and management contracts with private operators. Generally, these contracts, which are negotiated based on current contract practices as appropriate for the payor, establish the terms of a customer relationship and set the broad range of terms for services to be performed at stated rates. The contracts do not give rise to rights and obligations until a service request is placed with the Company. Contract terms vary but generally are for one year or less with available renewal options and a thirty-to-sixty-day reimbursement period. When a service request is placed with the Company, it creates the performance obligation to provide a defined quantity of service hours per patient. Performance obligations to deliver patient care services are satisfied over time and revenue is recognized using a time-based input method to measure progress against the contract between the Company and the customer, given that consumers simultaneously receive and consume the benefits provided by the Company as the services are performed. Revenues are recognized over a period of time as the services are rendered at the contractual rate established at or before the time services are rendered; thus, there are no forms of variable consideration associated with the various revenue streams.

Pharmacy Solutions

Pharmacy Solutions revenues are generated from the products and services provided in association with the distribution of prescription drugs to consumers primarily under contracts with Prescription Drug Plans (“PDPs”) under Medicare Part D, state Medicaid programs, long-term care institutions, third party insurance companies and private payors. Services provided include individualized medication management and support, staff and patient support programs and solutions, regulatory support, and product delivery. When an order for a prescription is placed with the Company, it creates the performance obligation to deliver a prescription and related services. The performance obligation is satisfied at a point in time upon shipment for specialty pharmacies and upon delivery for home and community-based pharmacies and facility-based pharmacies. Revenues are recognized at a point in time when the associated performance obligations are satisfied at the contractual rate established at or before the time the performance obligation is satisfied.

Contractual Allowances

Revenues and the associated receivables are based upon the actual reimbursements expected to be received and include contractual allowances based upon historical trends, contractual reimbursement terms, and other factors which may impact ultimate reimbursement. Amounts are adjusted to actual reimbursed amounts based upon cash receipts.

Cost of Goods and Cost of Services

We classify expenses directly related to providing goods and services, including associated depreciation and amortization expense, as cost of goods and cost of services, respectively. Direct costs and expenses primarily include cost of drugs, salaries and benefits for direct care and service professionals, contracted labor costs, insurance costs, transportation costs for clients requiring services, certain client expenses such as supplies and medicine, facility occupancy expenses, which primarily comprise rent and utilities, and other miscellaneous direct goods or service-related expenses.

Supplier Rebates

Pharmacy Solutions receives rebates on purchases from select vendors and suppliers for achieving purchase volumes, primarily through agreements with or between WBA, certain of its affiliates, and AmerisourceBergen Drug Corporation (“ABDC”). Rebates for brand name products are generally based on purchasing volumes or actual prescriptions dispensed. Rebates for generic products are primarily based on achieving purchasing volume requirements or other contractually based requirements. The Company considers these rebates product discounts, and as a result, the rebates are recorded as a reduction of product cost and relieved through cost of goods upon the sale of the related inventory or as a reduction of inventory for drugs which have not yet been sold. The rebate recorded is adjusted, if necessary, after the third party validates the appropriate data and notifies the Company of its agreement under the terms of the contract.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and cash equivalents with original maturities of three months or less. The Company places its cash in financial institutions that are federally insured. The majority of the Company’s bank accounts are zero balance accounts where cash needs are funded as checks are presented for payment by the holder. Checks issued pending clearance that result in overdraft balances for accounting purposes are included in accrued expenses in our consolidated balance sheets, and the change in the related balances are reflected in operating activities in the Company’s consolidated statements of cash flows.

Accounts Receivable

Accounts receivable primarily consist of amounts due from PDPs under Medicare Part D, institutional healthcare providers, state Medicaid programs, other government agencies, third party insurance companies, and private payors. To provide for accounts receivable that could become uncollectible in the future, the Company establishes an allowance for credit losses to reduce the carrying value of such receivables to the extent it is probable that a portion or all of a particular account will not be collected, with the related expense recorded as a component of selling, general, and administrative expenses. The allowance for credit losses totaled $45.0 million, $45.9 million and $47.4 million as of December 31, 2024, 2023, and 2022, respectively, and is reflected in accounts receivable, net of allowance for credit losses in our consolidated balance sheets.

We regularly monitor past due accounts and establish appropriate reserves to cover potential losses and consider historical experience, pricing discrepancies, the current economic environment, customer credit ratings and/or bankruptcies to develop our allowance for credit losses. We review these factors quarterly to determine if any adjustments are needed to the allowance and write off any amounts deemed uncollectible against the established allowance for credit losses. Activity in the allowance for credit losses for the years ended December 31, 2024 and 2023 included provisions of credit losses of $34.0 million and $23.3 million, respectively; write offs of $40.7 million and $26.3 million, respectively; and recoveries and other changes of $5.8 million and $1.5 million, respectively.

Inventories

Inventory is primarily located at the Company’s pharmacy locations. Inventory consists solely of finished products (primarily prescription drugs) and is valued at the lower of first-in, first-out (“FIFO”) cost or net realizable value. Physical inventory counts are performed, at a minimum, on a quarterly basis at all pharmacy sites. Inventory and cost of goods are adjusted based upon the results of the physical inventory counts.

Investments

We consolidate investments when the entity is a VIE and we are the primary beneficiary, or if we have controlling interests in the entity, which is generally ownership in excess of 50%. Third party equity interests in our consolidated joint ventures are reflected as noncontrolling interests or redeemable noncontrolling interests in our consolidated financial statements.

We account for investments in entities in which we have the ability to exercise significant influence under the equity method if we hold 50% or less of the voting stock and the entity is not a VIE in which we are the primary beneficiary. The book value of investments that we account for under the equity method of accounting totaled $0.7 million as of December 31, 2024 and 2023, and is reflected in other assets within our consolidated balance sheets.

Goodwill and Intangible Assets

The Company tests goodwill for impairment annually as of October 1, or more frequently if impairment indicators arise. The Company had six reporting units for the purpose of goodwill testing in 2024 and 2023: Institutional Pharmacy, Home Infusion, Specialty Solutions, Hospice Pharmacy, Behavioral Health, and Home Health and Therapies. The Community Living business represents a portion of the Behavioral Health reporting unit. In 2022, the Company had a seventh reporting unit, Workforce Solutions, which was sold effective November 1, 2022. In 2024, 2023 and 2022, the Company performed a quantitative assessment of all reporting units as of October 1. Refer to Note 5 for discussion of results.

Our intangible assets consist primarily of customer relationships, trade names, and definite-lived licenses, which are amortized over two to twenty years, based on their estimated useful lives. We also have indefinite-lived intangible licenses. The Company tests all intangible assets for impairment at least annually, and more frequently if impairment indicators arise. If the carrying amount of an intangible asset exceeds its fair value, an impairment loss is recognized. We elected to perform a qualitative assessment for all intangible assets for our annual impairment test in the fourth quarter of 2024, 2023 and 2022. As a result of our qualitative analyses, we determined that it was more-likely-than-not that the fair values of our indefinite-lived intangible assets were greater than their carrying values. We recorded impairment related to definite-lived intangible licenses of $1.7 million, $1.5 million, and $0.4 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Debt Issuance Costs

The Company capitalizes financing fees related to acquiring or issuing new debt instruments. These expenditures include bank fees and premiums, legal costs, and filing fees. Debt issuance costs are capitalized and amortized as interest expense over the terms of the related debt using the effective interest rate method. Debt issuance costs related to term loans and specified maturity borrowings are presented as a direct reduction of the carrying value of the debt. Debt issuance costs related to revolving credit facilities and lines of credit are presented as other assets in our consolidated balance sheets.

Deferred Offering Costs

Deferred offering costs of $5.6 million, which consist of legal, accounting, filing, and other fees and costs directly attributable to the Company's IPO, were capitalized, and upon completion of the IPO in January 2024, were subsequently recorded in shareholders' equity as a reduction of proceeds during the first fiscal quarter. As of December 31, 2023, deferred offering costs of $3.9 million were capitalized and included in other assets in our consolidated balance sheets. There were no deferred offering costs as of December 31, 2024.

Derivative Financial Instruments

The Company has interest rate swap agreements to manage its interest rate exposure. The Company does not use financial instruments for trading or other speculative purposes.

The interest rate swap agreements are designated as qualifying cash flow hedging relationships and changes in the fair values that are included in the assessment of effectiveness are recognized in accumulated other comprehensive income (“AOCI”) until the hedged items affect earnings. The Company formally assesses, both at the inception of the hedging relationship and on an ongoing basis, whether the derivatives that are used in hedging relationships are highly effective in offsetting changes in cash flows of hedged transactions. The gain or loss on the derivative included in the assessment of effectiveness is reported as a component of other comprehensive income (“OCI”) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings.

The Company’s policy for treatment of discontinued derivative instruments states that the Company will discontinue hedge accounting prospectively when it determines that the derivative is no longer effective in offsetting cash flows attributable to the hedged risk, the derivative expires or is sold, terminated, or exercised, the cash flow hedge is de-designated because a forecasted transaction is not probable of occurring, or management determines to remove the designation of the cash flow hedge. Additionally, if it becomes probable that a forecasted transaction will not occur, the Company will recognize immediately in earnings gains and losses that were accumulated in OCI related to the hedging relationship. In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the Company would continue to carry the derivative at its fair value on the consolidated balance sheets and recognize any subsequent changes in its fair value in earnings.

Income Taxes

Our provision for income taxes is based on expected book income, permanent book/tax differences, discrete items, and statutory tax rates in the various jurisdictions in which we operate. Income tax (benefit) expense includes the recognized portion of current and deferred income taxes at a federal, state, and local level. Significant estimates and judgments are required in determining the provision for income taxes.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. A valuation allowance is provided for deferred assets if it is more-likely-than-not that some portion or all of the net deferred tax assets will not be realized.

The Company recognizes tax benefits that are considered more-likely-than-not to be sustained. Recognized income tax positions are measured at the largest amount that is more-likely-than-not of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Our policy is to recognize interest related to unrecognized tax benefits as interest expense, and penalties as selling, general, and administrative expenses in the consolidated statements of operations.

Legal Contingencies

We are a party to numerous claims and lawsuits with respect to various matters. Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. See Note 15.

Insurance Losses

We self-insure a substantial portion of our general and professional liability, automobile liability, workers’ compensation risks, and health benefits, subject to certain stop loss coverage at a high level of losses. Provisions for losses for workers’ compensation risks and health benefits are based upon actuarially determined estimates and include an amount determined from reported claims and an amount based on past experiences for losses incurred but not reported. Estimates of workers’ compensation claims reserves have been discounted using a discount rate of 4.5% and 4.0% at December 31, 2024 and 2023, respectively. Provisions for general and professional and automobile liabilities are recorded on a claims-made basis, which includes estimates of fully developed losses for both reported and unreported claims. Accruals for general and professional and automobile liabilities are based on analyses performed internally by management. The liabilities are evaluated quarterly, and any adjustments are reflected in earnings in the period identified. These liabilities are necessarily based on estimates and, while we believe that the provision for loss is adequate, the ultimate liability may differ than the amounts recorded.

Transition Services Agreement (“TSA”)

In conjunction with the divestiture of Workforce Solutions on November 1, 2022, BrightSpring entered into a TSA with the buyer to provide certain transition services in exchange for service fees totaling $15.0 million over the 36 months following the close of the transaction. Services provided primarily include business development, finance and accounting, human resources, IT, facilities management, and compliance. For the years ended December 31, 2024 and 2023, the Company recognized $5.0 million and $7.1 million of other income within selling, general, and administrative expenses in our consolidated statements of operations related to services rendered under the TSA. For the year ended December 31, 2022, other income related to the TSA was not significant.

Fair Value of Financial Instruments

The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

(a) Level 1	Quoted prices in active markets for identified assets or liabilities.
(b) Level 2	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability.
(c) Level 3	Unobservable inputs used in valuations in which there is little market activity for the asset or liability at the measurement date.

At December 31, 2024 and 2023, the fair value of cash and cash equivalents, accounts receivable, trade accounts payable, and accrued expenses approximated their carrying values because of the short-term nature of these instruments. The carrying amounts of the Company’s long-term debt approximated fair value as interest rates and negotiated terms and conditions are consistent with current market rates due to the close proximity of recent refinancing transactions to the dates of these consolidated financial statements. All debt classifications and interest rate swaps represent Level 2 fair value measurements. Contingent consideration, which is comprised of future earn-outs and a post-closing equity adjustment feature associated with an acquisition, represents a Level 3 fair value measurement as there is little or no market data available. Refer to Note 14.

Leases

We determine if an arrangement is, or contains, a lease at contract inception and recognize a right-of-use asset and a lease liability at the lease commencement date. Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheet for select asset classes. The lease liability is measured at the present value of future lease payments as of the lease commencement date. The right-of-use asset recognized is based on the lease liability adjusted for prepaid and deferred rent and unamortized lease incentives. Amortization of the right-of-use asset and accretion of the lease liability for an operating lease are recognized as a single lease cost, on a straight-line basis, over the lease term and included in cost of goods, cost of services, or selling, general, and administrative expenses on our consolidated statements of operations. A finance lease right-of-use asset is amortized on a straight-line basis over the lesser of the useful life of the leased asset or lease term, with interest costs reported separately. Variable common area maintenance and property tax expenses are expensed as incurred. Reductions of the right-of-use asset and the change in the lease liability are included within the changes in other assets and liabilities within operating activities on our consolidated statements of cash flows.

As our leases do not provide an implicit discount rate, we use our incremental borrowing rate as the discount rate for our leases, which is equal to the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. We determine the incremental borrowing rate applicable to each lease by reference to our outstanding secured borrowings. We then obtain a corporate yield curve with the same rating from an external source to adjust for differing tenors to reflect differing lease terms. We have elected to use the portfolio approach in determining our incremental borrowing rate. The incremental borrowing rate for all new or amended leases is based upon the lease terms. The lease terms for all the Company’s leases include the contractually obligated period of the leases, plus any additional periods covered by Company options to extend the leases that the Company is reasonably certain to exercise.

Certain leases provide that the lease payments may be increased annually based on the fixed rate terms or adjustable terms such as the Consumer Price Index. Future base rent escalations that are not contractually quantifiable as of the lease commencement date are not included in our lease liability.

We regularly review the carrying value of our right-of-use assets with respect to any events or circumstances that indicate a possible inability to recover their carrying amount. Indicators of impairment include, but are not limited to, loss of contracts, significant census declines, reductions in reimbursement levels, significant litigation, and impact of economic conditions on service demands and levels. Our evaluation is based on undiscounted cash flows, operating results, as well as significant events or changes in the reimbursement or regulatory environment. If the undiscounted cash flows suggest the recorded amounts cannot be recovered, the carrying values of such assets are reduced to fair value. We recorded a right-of-use asset impairment of $2.3 million, $1.0 million and $1.6 million for the years ended December 31, 2024, 2023 and 2022, respectively, included within selling, general, and administrative expenses on the consolidated statements of operations.

Property and Equipment

Property and equipment are recorded at cost. Depreciation is recorded using the straight-line method over the estimated useful lives of the assets (generally, three to ten years for equipment and software and twenty years for buildings). Leasehold improvements are depreciated over the shorter of their estimated useful lives or the terms of their respective leases (generally, one to fifteen years).

We regularly review the carrying value of long-lived assets, with respect to any events or circumstances that indicate a possible inability to recover their carrying amount. Indicators of impairment include, but are not limited to, loss of contracts, significant census declines, reductions in reimbursement levels, significant litigation, and impact of economic conditions on service demands and levels. Our evaluation is based on undiscounted cash flows, operating results, as well as significant events or changes in the reimbursement or regulatory environment. If the undiscounted cash flows suggest the recorded amounts cannot be recovered, the carrying values of such assets are reduced to fair value. There was no impairment for the years ended December 31, 2024, 2023 and 2022.

Segments

Operating segments are defined as components of a company that engage in business activities from which it may earn revenues and incur expenses, and for which separate financial information is available and is regularly reviewed by the Company’s chief operating decision maker (“CODM”) to assess the performance of the individual segments and make decisions about resources to be allocated to the segments. The Company’s operating segments have been identified based upon similar economic characteristics, nature of services, types of customers, and how the CODM manages the business and allocates resources in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 280, Segment Reporting. The Company has identified three operating segments and has aggregated two of these operating segments into the Provider Services reportable segment. The Pharmacy Solutions operating segment is also a reportable segment.

In our Provider Services reportable segment, we provide a variety of services to help manage the whole-person health of our patients in their homes and communities through services such as home health care and hospice care and long-term specialty care. This includes providing services to support individuals who need assistance with daily living due to an intellectual, developmental or cognitive disability.

Our Pharmacy Solutions segment operates long-term institutional pharmacies, hospice pharmacies, specialty oncology pharmacies, and home infusion centers. Our service offerings are impacted by medication availability and reliability, cost containment, staff and patient support solutions, and regulatory support. Our Pharmacy Solutions segment is designed to drive medication adherence, patient outcomes, process efficiency, and compliance in a number of areas.

Substantially all of the Company’s revenues are generated inside the United States, with the Provider Services segment generating insignificant amounts of revenue in Canada. Refer to Note 18 for additional information on the Company’s segments.

Share-Based Compensation

The Company measures and recognizes compensation expense for share-based compensation awards based on the fair value of each award at its grant date and recognizes expense over the related service period on a straight-line basis. The Company accounts for forfeitures of share-based compensation awards as they occur. Compensation expense for share-based payments is included in cost of goods, cost of services, and selling, general, and administrative expenses in our consolidated statements of operations.

Foreign Currency Translation

BrightSpring’s Canadian subsidiary designates its local currency as its functional currency. Operating results are translated into U.S. dollars using monthly average exchange rates, while balance sheet accounts are translated using period-end exchange rates. The resulting translation adjustments are included as a component of AOCI in shareholders’ equity. Operating results from foreign operations are not material to our consolidated financial statements.

Government Actions to Mitigate COVID-19’s Impact

On May 11, 2023, the Department of Health and Human Services declared that the COVID-19 pandemic is no longer a public health emergency. Through the Coronavirus Aid, Relief, and Economic Security Act, the Paycheck Protection Program and Health Care Enhancement Act, and the Consolidated Appropriations Act, $178 billion of funding was authorized to be distributed to health care providers through the Provider Relief Fund (“PRF”) in response to COVID-19. The Company did not receive or recognize into income any funds from the PRF during the year ended December 31, 2024. The Company received and recognized into income $18.8 million in the year ended December 31, 2023, as compared with receiving no funds and recognizing $29.8 million into income during the year ended December 31, 2022. The income recognized in each period was offset directly by expenses incurred within selling, general, and administrative expenses in our consolidated statements of operations, resulting in no net financial impact to the Company.

Recently Adopted Accounting Standards

In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting. This ASU requires the following disclosures on an annual and interim basis:

•
Significant segment expenses that are regularly provided to the CODM and included with each reported measure of segment profit/loss;
•
Other segment items by reportable segment, consisting of differences between segment revenue and segment profit/loss not already disclosed above;
•
Other information by reportable segment, including total assets, depreciation and amortization, and capital expenditures; and
•
The title of the CODM and an explanation of how the CODM uses the reported measures of segment profit/loss in assessing segment performance and deciding how to allocate resources.

The amendments in this ASU are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted, and should be applied on a retrospective basis. The Company adopted the ASU for the year ended December 31, 2024. This ASU had no impact on the Company’s consolidated financial condition or results of operations. Refer to Note 18 for the related segment disclosures.

Recently Issued Accounting Standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU requires the following disclosures on an annual basis:

•
A tabular rate reconciliation using both percentages and amounts, broken out into specific categories with certain reconciling items at or above 5% of the statutory tax further broken out by nature and/or jurisdiction;
•
Qualitative disclosure of the nature and effect of significant reconciling items by specific categories and individual jurisdictions; and
•
Income taxes paid (net of refunds received), broken out between federal, state/local and foreign, and amounts paid to an individual jurisdiction when 5% or more of the total income taxes paid.

The amendments in this ASU are effective for annual periods beginning after December 15, 2024, with early adoption permitted, and should be applied on a prospective basis. This ASU will have no impact on the Company’s consolidated financial condition or results of operations. The Company is currently evaluating the impact to the income tax disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which was further clarified in January 2025 through the issuance of ASU 2025-01. These ASUs require new financial statement disclosures to provide disaggregated information for certain types of expenses, including purchases of inventory, employee compensation, depreciation, and amortization in commonly presented expense captions such as cost of goods and services and selling, general and administrative expenses. The amendments in this ASU are effective for annual periods beginning after December 15, 2026, with early adoption permitted. The adoption of this guidance will have no impact on the Company's consolidated financial condition or results of operations. The Company is currently evaluating the impact to the related disclosures.